S-K 1602, SPAC Registered Offerings	Jun. 15, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution, and those securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares intended to maintain the sponsor’s 25% ownership, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination.
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the $268,470,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or $307,620,000 if the underwriters’ over-allotment option is exercised in full, $261,000,000 ($10.00 per unit), or $300,150,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $5,220,000 in underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $2,250,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay income taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for permitted withdrawals and up to $100,000 of interest to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to the rights of holders of Class A ordinary shares or pre-initial business combination activity.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 268,470,000
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Our acquisition and value creation strategy will be to identify, acquire, and, after our initial business combination, build a company in the energy industry that complements the experience of our management team and can benefit from their operational expertise and/or executive oversight. Our acquisition strategy will leverage our team’s network of potential proprietary and public transaction sources where we believe a combination of our relationships, knowledge and experience could effect a positive transformation or augmentation of existing businesses or properties to improve their overall value proposition.

We believe our team is uniquely positioned to successfully identify, source, negotiate, and execute a compelling business combination. Our management team boasts seasoned leadership with a proven track record in operational excellence, capital markets expertise, and successful SPAC transactions. This, combined with a strong supporting team possessing extensive corporate development experience and a history of success leading multiple public and private companies, significantly enhances our ability to identify and pursue attractive investment opportunities.

We believe our team’s experience in public and private investments, including SPAC IPOs, follow on equity offerings, and PIPEs, provide valuable expertise in evaluating and executing capital markets transactions. We believe that the combination of our management team’s experience and network in the private and public equity markets, will allow us to effectively identify, evaluate, finance and structure the business combination transaction.

We plan to utilize the networks and industry experience of our management team in seeking an initial business combination and employing our acquisition strategy. Over the course of their careers, time spent leading public and private companies and effectuating transactions, the members of our management team and their affiliates have developed a broad network of investors, including venture capital, private equity, and other financial sponsors. We expect these networks will provide our management team with a robust flow of capital raising opportunities.

Our acquisition strategy focuses on identifying asymmetric opportunities in the energy sector with favorable market dynamics for long-term value creation. This approach, coupled with a rigorous due diligence process and active post-transaction support, is designed to maximize value creation for our shareholders. By actively engaging with target companies and providing ongoing support, we aim to drive sustainable growth and achieve strong long-term returns for our investors.

Leveraging our integrated team with a full suite of strategic, financial, legal, and operational capabilities, we are well-positioned to efficiently identify and execute potential business combinations. Our extensive experience and deep industry expertise enable us to pursue multiple transaction opportunities concurrently, streamlining the process from initial target identification to transaction announcement.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant. In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation materials or tender offer documents that we would file with the SEC.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Osprey Acquisition Sponsor III, LLC	$30,000 per month	Office space, utilities and secretarial and administrative support
Hepco or its affiliates	Up to $12,500 per month	Reimbursement in connection with the costs of our Chief Financial Officer
Osprey Acquisition Sponsor III, LLC	10,254,000 Class B ordinary shares(1)	$25,000
	486,000 private placement units to be purchased simultaneously with the closing of this offering(2)	$4,860,000
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses.
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
	Up to $2,500,000 in working capital loans, which loans may be convertible into units of the post-business combination company at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Osprey Acquisition Sponsor III, LLC, our officers, directors, advisors or their respective affiliates	Finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a fee in an amount that constitutes a market standard for comparable transactions

(1)      Of the Class B ordinary shares, the non-managing sponsor investors own, indirectly through the purchase of non-managing membership interests, an aggregate of 3,088,000 Class B ordinary shares, which were purchased for $0.005 per share.

(2)      The non-managing sponsor investors have committed to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 386,000 private placement units ($3,860,000 in the aggregate) at a price of $10.00 per unit (whether or not the over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the NTBV per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares.

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement units, as further described in this prospectus and (iv) no value is attributed to the warrants (however, we may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of the offering and the sale of private placement units) and (B) assume the issuance of 26,100,000 Class A ordinary shares (or 30,015,000 Class A ordinary shares if the over-allotment option is exercised in full) and 10,254,000 founder shares (up to 1,305,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full. Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. The issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement units, as further described in this prospectus and (iv) no value is attributed to the warrants (however, we may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of the offering and the sale of private placement units) and (B) assume the issuance of 26,100,000 Class A ordinary shares (or 30,015,000 Class A ordinary shares if the over-allotment option is exercised in full) and 10,254,000 founder shares (up to 1,305,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full. Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. The issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our NTBV per share, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option:

As of March 31, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.04	$6.38	$3.62	$5.34	$4.66	$3.44	$6.56	$(1.03)	$11.03
Assuming No Exercise of Over-Allotment Option
$7.04	$6.37	$3.63	$5.33	$4.67	$3.46	$6.54	$(0.95)	$10.95

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shareholders	7.05	7.05	6.38	6.39	5.34	5.35	3.47	3.45	(0.94)	(1.02)
Pro forma net tangible book value after this offering and the sale of the private placement shares	7.04	7.04	6.37	6.38	5.33	5.34	3.46	3.44	(0.95)	(1.03)
Dilution to public shareholders	$2.96	$2.96	$3.63	$3.62	$4.67	$4.66	$6.54	$6.56	$10.95	$11.03
Percentage of dilution to public shareholders	29.6%	29.6%	36.3%	36.2%	46.7%	46.6%	65.4%	65.6%	109.50%	110.30%
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(122,881)	$(122,881)	$(122,881)	$(122,881)	$(122,881)	$(122,881)	$(122,881)	$(122,881)	$(122,881)	$(122,881)
Net proceeds from this offering and the sale of the private placement shares(1)	262,500,000	301,650,000	262,500,000	301,650,000	262,500,000	301,650,000	262,500,000	301,650,000	262,500,000	301,650,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	100,283	100,283	100,283	100,283	100,283	100,283	100,283	100,283	100,283	100,283
Less: Deferred underwriting commissions(2)	(10,440,000)	(12,789,000)	(10,440,000)	(12,789,000)	(10,440,000)	(12,789,000)	(10,440,000)	(12,789,000)	(10,440,000)	(12,789,000)
Less: Overallotment liability	(206,600)	—	(206,600)	—	(206,600)	—	(206,600)	—	(206,600)	—
Less: Amounts paid for redemptions(3)	—	—	(65,250,000)	(75,037,500)	(130,500,000)	(150,075,000)	(195,750,000)	(225,112,500)	(261,000,000)	(300,150,000)
	$251,830,802	$288,838,402	$186,580,802	$213,800,902	$121,330,802	$138,763,402	$56,080,802	$63,725,902	$(9,169,198)	$(11,311,598)

Denominator:
Ordinary shares outstanding prior to this offering	10,254,000	10,254,000	10,254,000	10,254,000	10,254,000	10,254,000	10,254,000	10,254,000	10,254,000	10,254,000
Ordinary shares forfeited if over-allotment is not exercised	(1,305,000)	—	(1,305,000)	—	(1,305,000)	—	(1,305,000)	—	(1,305,000)	—
Ordinary shares offered	26,100,000	30,015,000	26,100,000	30,015,000	26,100,000	30,015,000	26,100,000	30,015,000	26,100,000	30,015,000
Private shares	747,000	747,000	747,000	747,000	747,000	747,000	747,000	747,000	747,000	747,000
Less: Ordinary shares redeemed	—	—	(6,525,000)	(7,503,750)	(13,050,000)	(15,007,500)	(19,575,000)	(22,511,250)	(26,100,000)	(30,015,000)
	35,796,000	41,016,000	29,271,000	33,512,250	22,746,000	26,008,500	16,221,000	18,504,750	9,696,000	11,001,000

____________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $0.20 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $5,220,000 in the aggregate, payable to Cantor Fitzgerald & Co. (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit on units other than those sold pursuant to the underwriters’ over-allotment option and $0.60 per unit on units sold pursuant to the underwriters’ over-allotment option, or $10,440,000 in the aggregate or up to an additional $2,349,000 in the aggregate if the underwriters’ over-allotment option is exercised in full payable to Cantor Fitzgerald & Co, for deferred underwriting commissions. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers or their respective affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities, including Crane II, pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, including Crane II, he or she may honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity first (unless such opportunity was presented to such individuals in his or her capacity as an officer or director of our company), subject to their fiduciary duties under Cayman Islands law, and only present it to us if such entities reject the opportunity and he or she determines to present the opportunity to us (including as described above). These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
David Heikkinen	WhiteHawk Energy	Natural Gas Mineral and Royalty Company	Chief Development Officer
Jonathan Z. Cohen	HEPCO Capital Management	Investment Management	President and Chief Executive Officer
	HEPCO Opportunity Partners	Investment Management	Founder and Chairman
	Crane Harbor Acquisition Corp. II	SPAC	Chairman
	Marathon Petroleum Corporation	Oil and Natural Gas	Director
	Norwegian Cruise Line Holdings Ltd.	Cruise Line	Director
Edward E. Cohen	HEPCO Capital Management	Investment Management	Chairman
	Crane Harbor Acquisition Corp. II	SPAC	Vice-Chairman
Daniel C. Herz	WhiteHawk Energy	Natural Gas Mineral and Royalty Company	Chief Executive Officer, President and Chairman
Jeffrey F. Brotman	HEPCO Capital Management	Investment Management	Vice Chairman and Chief Operating Officer
	HEPCO Opportunity Partners	Investment Management	Chief Operating Officer
	Crane Harbor Acquisition Corp. II	SPAC	Chief Operating Officer and Chief Legal Officer
Thomas C. Elliott	HEPCO Capital Management	Investment Management	Chief Financial Officer
	HEPCO Opportunity Partners	Investment Management	Chief Financial Officer
	Crane Harbor Acquisition Corp. II	SPAC	Chief Financial Officer
Jeffrey Clifford	HeyDay Films	Film Studio	President
Individual	Entity	Entity’s Business	Affiliation
Brian L. Frank	Declaration Partners	Investment Management	Managing Partner
	ConcertAI	Technology Technology	Director
	Redesign Health	Technology	Director
	Vault Health		Director
Atul Khanna	TX3 Sage Rock Capital	Investment Management	Managing Partner
Jeffrey Kupfer	DAA, LLC	Consulting	Principal
	ConservAmerica	Non-Profit	President
	Hart Wardman LLC	Real Estate	Managing Member
	3329 M Street LLC	Real Estate	Managing Member
	MCS Realty LLC	Real Estate	Managing Member
	Stern Family Corp.	Real Estate	President

In addition, our sponsor (including its members) and our officers and directors have sponsored or formed, and may sponsor or form, other SPACs similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. See “Proposed Business — Our Management Team — SPAC Experience.” As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPAC with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement units will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) one year after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lockup. The private placement warrants (including the Class A ordinary shares issuable upon exercise of the private placement warrants) will not be transferable until

30 days following the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our sponsor and members of our management team will, directly or indirectly, own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, assuming the underwriters’ overallotment option is not exercised, our sponsor will have invested in us an aggregate of $4,885,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.002 per share) and the $4,860,000 purchase price for the private placement units (or $10.00 per unit). Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering or if our sponsor were required to pay cash to exercise the private placement warrants.

•        Certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        Similarly, if we agree to pay our sponsor, officers, directors, advisors or their respective affiliates a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor (including its members and the non-managing sponsor investors), officers, directors or advisors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor (including its members and the non-managing sponsor investors), officers, directors or advisors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor (including its members and the non-managing sponsor investors), officers, directors or advisors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor (including its members and the non-managing sponsor investors), officers, directors or advisors. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor (including its members and the non-managing sponsor investors), officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers, directors, advisors or their respective affiliates a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We cannot assure you that any of the above mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares, and they and the other members of our management team have agreed to vote their founder shares and any shares purchased during or after the offering in favor of our initial business combination, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction. The non-managing sponsor investors are not required to (i) hold any units, Class A ordinary shares or public warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor investors will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares underlying the units they may purchase in this offering as the rights afforded to our other public shareholders. However, if the non-managing sponsor investors purchase or otherwise hold a substantial number of our units, then the non-managing sponsor investors will potentially have different interests than our other public shareholders in approving our initial business combination and otherwise exercising their rights as public shareholders because of their indirect ownership of founder shares as further discussed in this prospectus.